UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS – 15G

ASSET BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Flagstar ABS, LLC

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under Exchange Act (17 CFR 240.15 Ga-1) for the reporting period

January 1, 2013 – December 31, 2013

Date of Report (Date of earliest event reported): February 14, 2014

Commission File Number of securitizer: n/a

Central Index Key Number of securitizer: 0001550517

Paul D. Borja (248) 312-2000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c) (1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c) (2) (i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c) (2) (ii)

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Flagstar ABS, LLC (the “Securitizer”) has indicated by check mark that the Securitizer has no activity to report for the annual period January 1, 2013 to December 31, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FLAGSTAR ABS, LLC

Dated: February 14, 2014	By:	/s/ Paul D. Borja
Paul D. Borja
Executive Vice President and Chief Financial Officer